RELATED PARTY TRANSACTIONS AND PAYABLES	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND PAYABLES

8.	RELATED PARTY TRANSACTIONS AND PAYABLES

Acquisition of TD Holdings

Wayne Dearing, the Managing Director of TD Holdings, was issued a promissory note in the principal amount of $2,000,000 on July 1, 2016 in connection with the Company’s acquisition of TD Holdings. The note, as amended, was due to mature on April 1, 2020. On March 16, 2020, the Company paid Mr. Dearing $1,500,000 against the principal amount of the note and restructured the remaining $500,000 in unpaid principal. Under the new terms, the note accrued interest at a rate of 12% per annum and was due on June 30, 2021. Principal and interest were payable monthly in arrears, amortized over a four-year period. At June 30, 2021, the principal balance remaining on this note totaled $396,423 and is classified under Convertible Notes – Current in the Company’s consolidated financial statements.

Mr. Dearing’s wife, Stella Dearing, is the Director of Operations of Top Draw and receives an annual salary of $83,000.

Darren Marks’s Family

The Company has engaged the family of Darren Marks, its Chief Executive Officer, to assist in the development of the Grom Social website and mobile application. These individuals have created over 1,400 hours of original short form content. Sarah Marks, the wife of Mr. Marks, and Zach Marks, Luke Marks, Jack Marks, Dawson Marks, Caroline Marks and Victoria Marks, each Mr. Marks’s children, are, or have been, employed by or independently contracted with the Company.

Compensation for services provided by the Marks family is expected to continue for the foreseeable future. Each member of the Marks family is actively involved in the creation of content for the website and mobile app, including numerous videos focusing on social responsibility, anti-bullying, digital citizenship, unique blogs, and special events.

Liabilities Due to Executive and Other Officers

Pursuant to verbal agreements, Messrs. Marks and Leiner have made loans to the Company to help fund operations. These loans are non-interest bearing and callable on demand. No such loans were made to the Company during the three months ended June 30, 2021.

On July 11, 2018, our director Dr. Thomas Rutherford loaned the Company $50,000. The loan bears interest at a rate of 10% per annum and was due on August 11, 2018. No formal notice of default or demand for payment has been received by the Company.

As of June 30, 2021 and December 31, 2020, the aggregate related party payables were $92,494 and $143,741, respectively.